Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 123,979
Impairment of goodwill recognized during the year	0	$ 0	$ (4,085)
Ending balance	123,537	123,979
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	28,480	25,520
Impairment of goodwill recognized during the year	0
Translation adjustment	(1,333)	2,960
Ending balance	27,147	28,480	25,520
Accumulated impairment [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	0	0
Impairment of goodwill recognized during the year
Translation adjustment
Ending balance		0	0
Accumulated impairment [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	28,480	25,520
Impairment of goodwill recognized during the year	0
Translation adjustment	(1,333)	2,960
Ending balance	27,147	28,480	25,520
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	152,459	146,824
Goodwill arising on acquisitions	1,312
Translation adjustment	(3,087)	5,635
Ending balance	150,684	152,459	146,824
Gross carrying value [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	123,979	121,304
Goodwill arising on acquisitions	1,312
Translation adjustment	(1,754)	2,675
Ending balance	123,537	123,979	121,304
Gross carrying value [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	28,480	25,520
Goodwill arising on acquisitions	0
Translation adjustment	(1,333)	2,960
Ending balance	$ 27,147	$ 28,480	$ 25,520